Expense Example - NVIT J P Morgan Mozaic Multi Asset Fund	Class II Shares 1 Year	Class II Shares 3 Years	Class II Shares 5 Years	Class II Shares 10 Years	Class Y Shares 1 Year	Class Y Shares 3 Years	Class Y Shares 5 Years	Class Y Shares 10 Years
USD ($)	95	936	1,794	4,014	44	787	1,552	3,569